................................
                                                           OMB APPROVAL
                                                ................................
                                                OMB Number:         3235-0006
                                                Expires:    December 31, 2009
                                                Estimated average
                                                        burden hours per
                                                        response:     22.6
                                                ................................


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ron Ray                                      NEW YORK, NEW YORK                  FEBRUARY 5, 2008
-------------------------------           -------------------------------    ---------------------------------
        [Signature]                                 [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                 31
                                                        ------------------

Form 13F Information Table Value Total:                           $554,673
                                                        ------------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         --------          -------------------------          ------------------

         None.

                                                Para Advisors, LLC.
                                            Form 13F Information Table
                                          Quarter ended December 31, 2007

                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                                             Fair Market Shares or
                                                Value    Principal                 Shared  Shared Other
Issuer                 Title of       Cusip     (in       Amount   SH/  Put/  Sole Defined Other  Managers    Sole   Shared None
                         Class        Number  thousands)           PRN  Call
----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                  COM      013817101   $13,421   367,200  SH         Sole                           367,200
----------------------------------------------------------------------------------------------------------------------------------
American Intl Grp          COM      026874107   $24,358   417,800  SH         Sole                           417,800
----------------------------------------------------------------------------------------------------------------------------------
BCE Inc                    COM NEW  05534B760    $8,310   209,100  SH         Sole                           209,100
----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                   COM      126408103   $27,536   626,100  SH         Sole                           626,100
----------------------------------------------------------------------------------------------------------------------------------
Chimera Investment Corp    COM      16934Q109    $8,366   467,900  SH         Sole                           467,900
----------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs Inc       COM      185896107    $2,520    25,000  SH         Sole                            25,000
----------------------------------------------------------------------------------------------------------------------------------
Fording Canadian Coal
Trust                      TR UNIT  345425102   $18,138   469,900  SH         Sole                           469,900
----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran           COM      35671D857   $13,409   130,900  SH         Sole                           130,900
----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co  COM      382550101    $7,348   260,400  SH         Sole                           260,400
----------------------------------------------------------------------------------------------------------------------------------
Grace W R & Co             COM      38388F108   $19,114   730,100  SH         Sole                           730,100
----------------------------------------------------------------------------------------------------------------------------------
Harrahs Entertainment      COM      413619107   $27,743   312,600  SH         Sole                           312,600
----------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions
Group                      COM      42330P107   $21,646   521,600  SH         Sole                           521,600
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                 COM      458140100   $30,582 1,147,100  SH         Sole                         1,147,100
----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum            COM PAR
                           $0.01    483007704   $33,199   417,700  SH         Sole                           417,700
----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern       COM NEW  485170302   $23,293   678,500  SH         Sole                           678,500
----------------------------------------------------------------------------------------------------------------------------------
Lauder Estee Cos Inc       CL A     518439104   $13,672   313,500  SH         Sole                           313,500
----------------------------------------------------------------------------------------------------------------------------------
MFA Mortgage Investments
Inc                        COM      55272X102   $10,131 1,095,200  SH         Sole                         1,095,200
----------------------------------------------------------------------------------------------------------------------------------
Microsoft                  COM      594918104   $40,855 1,147,600  SH         Sole                         1,147,600
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy                 COM NEW  629377508   $11,307   260,900  SH         Sole                           260,900
----------------------------------------------------------------------------------------------------------------------------------
Patriot Coal Corp          COM      70336T104   $17,581   421,200  SH         Sole                           421,200
----------------------------------------------------------------------------------------------------------------------------------
Saks Inc                   COM      79377W108    $7,590   365,600  SH         Sole                           365,600
----------------------------------------------------------------------------------------------------------------------------------
Target Corporation         COM      87612E106   $10,328   206,564  SH         Sole                           206,564
----------------------------------------------------------------------------------------------------------------------------------
Teradata Corp              COM      88076W103   $17,877   652,200  SH         Sole                           652,200
----------------------------------------------------------------------------------------------------------------------------------


                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                                             Fair Market Shares or
                                                Value    Principal                 Shared  Shared Other
Issuer                 Title of       Cusip     (in       Amount   SH/  Put/  Sole Defined Other  Managers    Sole   Shared None
                         Class        Number  thousands)           PRN  Call
----------------------------------------------------------------------------------------------------------------------------------
Trane Inc                  COM      892893108   $29,231   625,800  SH         Sole                           625,800
----------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum            COM      903914109   $28,049   392,300  SH         Sole                           392,300
----------------------------------------------------------------------------------------------------------------------------------
WABCO Holdings             COM      92927K102    $9,136   182,400  SH         Sole                           182,400
----------------------------------------------------------------------------------------------------------------------------------
Walter Industries Inc      COM      93317Q105   $28,130   782,900  SH         Sole                           782,900
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc           COM      969457100   $50,371 1,407,800  SH         Sole                         1,407,800
----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                  COM      013817101      $304     3,380  SH  CALL   Sole                             3,380
----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                   COM      126408103      $696     2,123  SH  CALL   Sole                             2,123
----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran           COM      35671D857      $432       511  SH  CALL   Sole                               511
----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $554,673
(in thousands)
